Revenue from services provided - Summary of Contract Assets and Deferred Revenue Related to Contracts with Customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Line Items]
Loss allowance	$ (101)	$ (150)
Total contract assets	23,305	24,918
Current	17,873	18,775
Non-current	5,432	6,143
Total deferred revenue	34,255	32,802
Current	20,332	16,598
Non-current	13,923	16,204
Subscription cost [member]
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Line Items]
Contract assets before loss allowance	21,310	22,151
Total deferred revenue	31,504	30,735
Services cost [member]
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Line Items]
Contract assets before loss allowance	2,096	2,917
Total deferred revenue	$ 2,751	$ 2,067